OTHER LIABILITIES	12 Months Ended
Jun. 30, 2020
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
10.	OTHER LIABILITIES

	2020 US$	2019 US$
Current
Loans and borrowings (1)	577,576	-
Lease liabilities	127,960	-
Total current other liabilities	705,536	-

Non-current
Loans and borrowings (1)	1,740,042	-
Lease liabilities	140,465	-
Sub-lease security deposit	29,906
Total non-current other liabilities	1,910,413	-

Total other liabilities	2,615,949	-

Notes:

(1)
At June 30, 2020, the Group had loans and borrowings relating to surface properties that form part of ‘exploration and evaluation assets’ which have been fully or partly financed by the seller of the surface properties. The loans and borrowings are repayable in monthly instalments, based on an implied interest rate of 10%, and secured by the respective surface property.

(a)	Reconciliation of loans and borrowings

	Balance at July 1, 2019	Amount Financed	Modifications	Cash Repayments	Balance at June 30, 2020
	US$	US$	US$	US$	US$
Loans and borrowings	-	2,708,052	(38,131)	(352,303)	2,317,618
Lease liabilities	-	351,657	-	(83,232)	268,425
Total loans and borrowings	-	3,059,709	(38,131)	(435,535)	2,586,043